Income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S.			$ (86,545)	$ (62,203)	$ 91,026
Foreign			(164,320)	21,081	52,451
Income (loss) before income taxes and equity in earnings of joint ventures	$ (15,918)	$ (18,590)	$ (250,865)	$ (41,122)	$ 143,477